Details of Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Details of Consolidated Statements of Cash Flows

5. DETAILS OF CONSOLIDATED STATEMENTS OF CASH FLOWS

[a]	Cash and cash equivalents consist of:

	2013	2012

Bank term deposits, bankers’ acceptances and government paper	$1,331	$1,220
Cash	223	302

	$1,554	$1,522

[b]	Items not involving current cash flows:

	2013	2012	2011

Depreciation and amortization	$1,063	$801	$686
Other non-cash charges	189	154	110
Amortization of other assets included in cost of goods sold	138	113	80
Non-cash portion of Other expense (income), net [note 3]	0	(188)	147
Impairment charges [note 3]	55	25	0
Deferred income taxes [note 11]	(100)	(46)	(76)
Equity income	(196)	(151)	(121)

	$1,149	$708	$826

[c]	Changes in non-cash operating assets and liabilities:

	2013	2012	2011

Accounts receivable	$(584)	$(46)	$(909)
Inventories	(141)	(315)	(282)
Prepaid expenses and other	(56)	36	(49)
Accounts payable	329	249	475
Accrued salaries and wages	87	37	80
Other accrued liabilities	298	97	87
Income taxes payable	(56)	16	(29)
Deferred revenue	(4)	(2)	(4)

	$(127)	$72	$(631)